Summary of Accounting Principles (Income Taxes) (Details)	12 Months Ended
Dec. 31, 2015
ASU 2015 - 17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes. This ASU eliminates the requirement to present deferred tax assets and liabilities as current and noncurrent on the balance sheet. Instead, all deferred tax assets and liabilities are now classified as noncurrent. ASU 2015-17 is effective for fiscal years beginning after December 15, 2016 with early adoption permitted. We have elected to prospectively adopt ASU 2015-17 as of December 31, 2015. See Note 11 for further information.